Loss Per Share (Details) - Schedule of basic loss per share to shareholders weighted average number of shares outstanding - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of basic loss per share to shareholders weighted average number of shares outstanding [Abstract]
Loss for the year	$ (29,002)	$ (28,662)	$ (43,100)
Basic and diluted EPS	$ (0.24)	$ (0.34)	$ (0.69)
Weighted average number of shares for basic and diluted EPS	121,935,741	83,199,215	62,579,345